Cambria Trinity ETF
Schedule of Investments
July 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 99.7%	Shares		Value
Alpha Architect 1-3 Month Box ETF (a)	5,972		$ 702,904
Cambria Chesapeake Pure Trend ETF (a)(b)	455,880		8,780,158
Cambria Emerging Shareholder Yield ETF (b)	247,467		11,227,578
Cambria Foreign Shareholder Yield ETF (b)(c)	313,643		12,329,306
Cambria Global Real Estate ETF (b)	217,195		5,972,211
Cambria Global Value ETF (b)	329,259		12,310,994
Cambria LargeCap Shareholder Yield ETF (b)	48,132		1,552,161
Cambria Micro and SmallCap Shareholder Yield ETF (b)	212,120		7,024,502
Cambria Shareholder Yield ETF (b)(c)	38,097		3,171,956
Cambria Tactical Yield ETF (b)	326,650		8,272,411
Cambria Value and Momentum ETF (b)	308,304		11,280,843
FlexShares Morningstar Global Upstream Natural Resources Index Fund	55,300		2,894,402
Grizzle Growth ETF (b)	57,549		3,149,507
iMGP DBi Managed Futures Strategy ETF (c)	95,470		2,951,932
Invesco DB Base Metals Fund (c)	115,749		2,912,245
Invesco DB Energy Fund	89,914		2,808,913
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (c)	158,422		2,781,890
iShares Global Energy ETF	53,660		2,990,472
iShares Global Industrials ETF	14,893		2,952,686
iShares Global Tech ETF	20,160		2,674,829
JPMorgan USD Emerging Markets Sovereign Bond ETF (b)	102,414		4,046,377
Schwab US TIPS ETF	103,753		2,706,916
Simplify Managed Futures Strategy ETF	98,776		2,680,781
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF (c)	180,566		6,493,153
State Street SPDR FTSE International Government Inflation-Protected Bond ETF	68,637		2,704,298
VanEck Bitcoin ETF (a)	27,207		483,741
VanEck J. P. Morgan EM Local Currency Bond ETF	158,375		4,033,811
Vanguard Intermediate-Term Treasury ETF	156,333		9,122,031
Vanguard Total Bond Market ETF	37,220		2,688,401
TOTAL EXCHANGE TRADED FUNDS (Cost $134,416,866)			143,701,409

SHORT-TERM INVESTMENTS - 6.3%	Shares		Value
Investments Purchased with Proceeds from Securities Lending - 6.0%
First American Government Obligations Fund - Class X, 3.58% (d)	8,696,300		8,696,300

Money Market Funds - 0.3%
First American Treasury Obligations Fund - Class X, 3.60% (d)	424,567		424,567
TOTAL SHORT-TERM INVESTMENTS (Cost $9,120,867)			9,120,867

TOTAL INVESTMENTS - 106.0% (Cost $143,537,733)			152,822,276
Liabilities in Excess of Other Assets - (6.0)%		(0.06029)	(8,690,058)
TOTAL NET ASSETS - 100.0%			$ 144,132,218

Percentages are stated as a percent of net assets.

EM – Emerging Market FTSE – Financial Times Stock Exchange SPDR – Standard & Poors Depository Receipt TIPS – Treasury Inflation Protected Security

(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $8,483,748 or 5.9% of the Fund’s net assets.
(d)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Cambria Trinity ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$ 143,701,409	$ –	$ –	$ 143,701,409
Investments Purchased with Proceeds from Securities Lending	8,696,300	–	–	8,696,300
Money Market Funds	424,567	–	–	424,567
Total Investments	$ 152,822,276	$ –	$ –	$ 152,822,276

Refer to the Schedule of Investments for further disaggregation of investment categories.

Transactions with affiliated companies during the period ended July 31, 2026, were as follows:

Security Name	Market Value as of April 30, 2026	Purchases	Sales	Market Value as of July 31, 2026	Share Balance as of July 31, 2026	Dividend Income	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Cambria Chesapeake Pure Trend ETF	$ 5,866,607	$ 6,006,903	$ (3,105,166)	$ 8,780,158	455,880	$ –	$ 296,037	$ (284,223)
Cambria Emerging Shareholder Yield ETF	9,109,797	6,627,445	(4,533,081)	11,227,578	247,467	70,846	1,690,898	(1,667,481)
Cambria Foreign Shareholder Yield ETF	12,032,929	6,203,234	(6,066,375)	12,329,306	313,643	114,226	2,151,617	(1,992,099)
Cambria Global Real Estate ETF	5,549,942	2,940,378	(2,762,907)	5,972,211	217,195	18,313	95,728	149,070
Cambria Global Value ETF	11,484,908	5,976,877	(5,856,768)	12,310,994	329,259	111,195	2,571,624	(1,865,647)
Cambria LargeCap Shareholder Yield ETF	1,427,890	745,412	(719,579)	1,552,161	48,132	5,170	95,384	3,054
Cambria Micro and SmallCap Shareholder Yield ETF	4,413,016	4,460,148	(2,276,610)	7,024,502	212,120	27,069	367,193	60,755
Cambria Shareholder Yield ETF	3,002,155	1,551,338	(1,525,442)	3,171,956	38,097	13,046	395,147	(251,242)
Cambria Tactical Yield ETF	8,148,789	4,273,522	(4,173,498)	8,272,411	326,650	34,627	3,032	20,566
Cambria Value and Momentum ETF	10,930,159	5,653,607	(5,567,418)	11,280,843	308,304	14,232	1,434,790	(1,170,295)
Grizzle Growth ETF	3,111,858	1,695,033	(1,608,928)	3,149,507	57,549	–	356,152	(404,608)
JPMorgan USD Emerging Markets Sovereign Bond ETF	4,067,782	2,110,461	(2,082,042)	4,046,377	102,414	51,752	59,369	(109,193)
	$ 79,145,832	$ 48,244,358	$ (40,277,814)	$ 89,118,004	2,656,710	$ 460,476	$ 9,516,971	$ (7,511,343)